Document and Entity Information	0 Months Ended
Nov. 27, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 27, 2013
Registrant Name	Westchester Capital Funds
Central Index Key	0001572617
Amendment Flag	false
Document Creation Date	Nov. 27, 2013
Document Effective Date	Dec. 03, 2013
Prospectus Date	Nov. 27, 2013
WCM Alternatives: Event-Driven Fund | WCM Alternatives: Event-Driven Fund - Investor Class Shares
Risk/Return:
Trading Symbol	WCERX
WCM Alternatives: Event-Driven Fund | WCM Alternatives: Event-Driven Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	WCEIX